Income Taxes - Deferred Tax Assets and Liabilities Table (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred tax liabilities:
Property, plant and equipment	$ (976)	$ (580)
Volumetric production payments	(86)	(83)
Carrying value of debt	(95)	0
Derivative instruments	(56)	0
Other	(7)	(20)
Deferred tax liabilities	(1,220)	(683)
Deferred tax assets:
Net operating loss carryforwards	2,737	2,248
Carrying value of debt	0	161
Disallowed business interest carryforward	194	0
Asset retirement obligations	40	42
Investments	111	140
Derivative instruments	0	18
Accrued liabilities	89	125
Other	60	71
Deferred tax assets	3,231	2,805
Valuation allowance	(2,011)	(2,119)
Deferred tax assets after valuation allowance	1,220	686
Net deferred tax assets	$ 0	$ 3